DWS Equity 500 Index VIP Expense Example - Class A [Member] - DWS Equity 500 Index VIP - Class A	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	150
Expense Example, with Redemption, 10 Years	$ 341